2.Liquidity Matters	12 Months Ended
Dec. 31, 2011
Liquidity Disclosure [Policy Text Block]
2.	Liquidity Matters

The Company has incurred net losses and negative cash flows from operations. Management believes that the Company may need to raise additional capital to execute its business plan and provide operating flexibility through at least the next twelve months.

The Company’s forecasted cash position is highly dependent upon future sales growth, primarily the rate of adoption of its 3DHD Vision System. As part of managing its business, the Company frequently forecasts its future cash flow and cash position. Such projections include assumptions regarding fulfillment of existing orders, receipt and fulfillment of future orders and ultimately, the receipt of cash.  These forecasts also include assumptions regarding the timing of payments related to existing and future liabilities and inventory procurement.  If forecasted orders do not materialize or existing orders are cancelled or reduced, this could have a material adverse impact on the Company’s projected cash position.

In the event the Company’s current working capital is not adequate to fund its operations and growth and  it does not receive any additional capital or financing, the Company may need to seek alternative sources of working capital. Potential sources of such working capital could include senior debt facilities, new lines of credit or additional sales of our securities. There is a risk that such additional financing may not be available, or may not be available on acceptable terms, and the inability to obtain additional financing or generate sufficient cash from operations could require the Company to reduce or eliminate expenditures for capital equipment, production, or marketing of its products, or otherwise curtail or discontinue its operations, which could have a material adverse effect on the business, financial condition and results of operations.

The Company may need to raise additional capital to execute its business plan and expand its operations. The Company does not have any arrangements with any banks, financial institutions or investors to provide financing and there can be no assurance that any such arrangement, if required or otherwise sought, would be available on terms deemed to be commercially acceptable and in the Company’s best interests. In January 2012 the Company engaged an investment banking firm to seek financing and/or strategic alternatives for the Company in order to fund its key growth initiatives. These efforts are ongoing. If the Company is not able to secure financing and is not generating positive cash flow, the Company will consider other options, including curtailing operations.